REDEEMABLE NON-CONTROLLING INTERESTS - Schedule of Redeemable Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 4,641,742
Issuance of redeemable preferred shares of VIE's subsidiary	1,680,036	$ 4,356,074
Accretion of redeemable non-controlling interests	570,723	61,870
Foreign currency translation adjustment	(185,841)	223,798
Ending balance	6,706,660	4,641,742
Series Angel Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	4,641,742
Issuance of redeemable preferred shares of VIE's subsidiary	43,672	4,356,074
Accretion of redeemable non-controlling interests	456,911	61,870
Foreign currency translation adjustment	(135,054)	223,798
Ending balance	5,007,271	$ 4,641,742
Series Pre-A Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Issuance of redeemable preferred shares of VIE's subsidiary	1,636,364
Accretion of redeemable non-controlling interests	113,812
Foreign currency translation adjustment	(50,787)
Ending balance	$ 1,699,389